STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (14,374,600)	$ (7,020,114)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	84,838	19,996
Loss on sale of property and equipment	14,498
Shares issued for services	19,200	1,181,046
Stock based compensation	3,341,875	3,412,059
Changes in current assets and liabilities:
Prepaid expenses and other assets	(122,885)	(54,104)
Accounts payable and accrued expenses	(101,377)	560,582
Net cash used in operating activities	(11,138,451)	(1,900,535)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in mineral properties	(200,078)	(98,817)
Proceeds from sale of property and equipment	25,500
Purchase of property and equipment	(158,226)	(210,957)
Net cash used in investing activities	(332,804)	(309,774)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from sale of common stock		19,113,787
Repayment of notes payable to related parties		(91,846)
Proceeds from exercise of common stock warrants	1,103,124
Net cash provided by financing activities	1,103,124	19,021,941
NET CHANGE IN CASH	(10,368,131)	16,811,632
CASH, BEGINNING OF PERIOD	16,886,066	74,434
CASH, END OF PERIOD	6,517,935	16,886,066
SUPPLEMENTAL INFORMATION
Interest paid	334	18,936
Taxes paid
Issuance of 131,250 shares of common stock for cash previously received		1,313
Issuance of 61,000 shares of common stock for services previously recorded		610
Issuance of 300,000 shares of common stock for director compensation previously recorded		$ 3,000